SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
Disclosure of detailed information about share options valuation assumptions [Table Text Block]
Stock options granted	2,325,000
Exercise price	$1.20
Market price	$1.13
Expected option term (years)	3.0
Expected stock price volatility	59.9%
Average risk-free interest rate	1.94%
Expected forfeiture rate	-
Expected dividend yield	-

FAIR VALUE ASSIGNED	$1,038,000